Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Blue Chip Investor Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Blue Chip Investor Fund
Average Annual Return, Percent	15.40%	11.78%	9.64%
Blue Chip Investor Fund | S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500
Average Annual Return, Percent	17.88%	14.42%	14.82%